Shareholder Report, Holdings (Details)	Feb. 28, 2026
Fidelity Preferred Securities & Income ETF | TH0Member
Holdings [Line Items]
Percent of Net Asset Value	4.80%
Fidelity Preferred Securities & Income ETF | TH1Member
Holdings [Line Items]
Percent of Net Asset Value	4.40%
Fidelity Preferred Securities & Income ETF | TH2Member
Holdings [Line Items]
Percent of Net Asset Value	3.50%
Fidelity Preferred Securities & Income ETF | TH3Member
Holdings [Line Items]
Percent of Net Asset Value	3.20%
Fidelity Preferred Securities & Income ETF | TH4Member
Holdings [Line Items]
Percent of Net Asset Value	3.00%
Fidelity Preferred Securities & Income ETF | TH5Member
Holdings [Line Items]
Percent of Net Asset Value	2.20%
Fidelity Preferred Securities & Income ETF | TH6Member
Holdings [Line Items]
Percent of Net Asset Value	1.80%
Fidelity Preferred Securities & Income ETF | TH7Member
Holdings [Line Items]
Percent of Net Asset Value	1.80%
Fidelity Preferred Securities & Income ETF | TH8Member
Holdings [Line Items]
Percent of Net Asset Value	1.70%
Fidelity Preferred Securities & Income ETF | TH9Member
Holdings [Line Items]
Percent of Net Asset Value	1.50%
Fidelity Preferred Securities & Income ETF | QDAMember
Holdings [Line Items]
Percent of Net Asset Value	6.00%
Fidelity Preferred Securities & Income ETF | QDBBBMember
Holdings [Line Items]
Percent of Net Asset Value	26.00%
Fidelity Preferred Securities & Income ETF | QDBBMember
Holdings [Line Items]
Percent of Net Asset Value	26.30%
Fidelity Preferred Securities & Income ETF | QDBMember
Holdings [Line Items]
Percent of Net Asset Value	1.20%
Fidelity Preferred Securities & Income ETF | QDCCCCCCMember
Holdings [Line Items]
Percent of Net Asset Value	0.50%
Fidelity Preferred Securities & Income ETF | QDEquitiesMember
Holdings [Line Items]
Percent of Net Asset Value	34.30%
Fidelity Preferred Securities & Income ETF | QDShortTermInvestmentsandNetOtherAssetsLiabilitiesMember
Holdings [Line Items]
Percent of Net Asset Value	5.70%
Fidelity Preferred Securities & Income ETF | United States
Holdings [Line Items]
Percent of Net Asset Value	85.10%
Fidelity Preferred Securities & Income ETF | Canada
Holdings [Line Items]
Percent of Net Asset Value	6.30%
Fidelity Preferred Securities & Income ETF | Japan
Holdings [Line Items]
Percent of Net Asset Value	4.30%
Fidelity Preferred Securities & Income ETF | France
Holdings [Line Items]
Percent of Net Asset Value	1.70%
Fidelity Preferred Securities & Income ETF | United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	1.60%
Fidelity Preferred Securities & Income ETF | Germany
Holdings [Line Items]
Percent of Net Asset Value	0.70%
Fidelity Preferred Securities & Income ETF | Ireland
Holdings [Line Items]
Percent of Net Asset Value	0.20%
Fidelity Preferred Securities & Income ETF | Netherlands
Holdings [Line Items]
Percent of Net Asset Value	0.10%
Fidelity Preferred Securities & Income ETF | Bermuda
Holdings [Line Items]
Percent of Net Asset Value	0.00%
Fidelity Preferred Securities & Income ETF | AAPreferredSecuritiesMember
Holdings [Line Items]
Percent of Net Asset Value	40.00%
Fidelity Preferred Securities & Income ETF | AAPreferredStocksMember
Holdings [Line Items]
Percent of Net Asset Value	34.30%
Fidelity Preferred Securities & Income ETF | AACorporateBondsMember
Holdings [Line Items]
Percent of Net Asset Value	20.00%
Fidelity Preferred Securities & Income ETF | AAShortTermInvestmentsandNetOtherAssetsLiabilitiesMember
Holdings [Line Items]
Percent of Net Asset Value	5.70%
Fidelity Enhanced High Yield ETF | TH0Member
Holdings [Line Items]
Percent of Net Asset Value	2.50%
Fidelity Enhanced High Yield ETF | TH1Member
Holdings [Line Items]
Percent of Net Asset Value	1.50%
Fidelity Enhanced High Yield ETF | TH2Member
Holdings [Line Items]
Percent of Net Asset Value	1.30%
Fidelity Enhanced High Yield ETF | TH3Member
Holdings [Line Items]
Percent of Net Asset Value	1.30%
Fidelity Enhanced High Yield ETF | TH4Member
Holdings [Line Items]
Percent of Net Asset Value	1.30%
Fidelity Enhanced High Yield ETF | TH5Member
Holdings [Line Items]
Percent of Net Asset Value	1.20%
Fidelity Enhanced High Yield ETF | TH6Member
Holdings [Line Items]
Percent of Net Asset Value	1.20%
Fidelity Enhanced High Yield ETF | TH7Member
Holdings [Line Items]
Percent of Net Asset Value	1.20%
Fidelity Enhanced High Yield ETF | TH8Member
Holdings [Line Items]
Percent of Net Asset Value	1.20%
Fidelity Enhanced High Yield ETF | TH9Member
Holdings [Line Items]
Percent of Net Asset Value	1.10%
Fidelity Enhanced High Yield ETF | QDBBBMember
Holdings [Line Items]
Percent of Net Asset Value	3.00%
Fidelity Enhanced High Yield ETF | QDBBMember
Holdings [Line Items]
Percent of Net Asset Value	42.00%
Fidelity Enhanced High Yield ETF | QDBMember
Holdings [Line Items]
Percent of Net Asset Value	50.50%
Fidelity Enhanced High Yield ETF | QDCCCCCCMember
Holdings [Line Items]
Percent of Net Asset Value	2.50%
Fidelity Enhanced High Yield ETF | QDShortTermInvestmentsandNetOtherAssetsLiabilitiesMember
Holdings [Line Items]
Percent of Net Asset Value	1.80%
Fidelity Enhanced High Yield ETF | QDNotRatedMember
Holdings [Line Items]
Percent of Net Asset Value	0.20%
Fidelity Enhanced High Yield ETF | United States
Holdings [Line Items]
Percent of Net Asset Value	77.60%
Fidelity Enhanced High Yield ETF | Canada
Holdings [Line Items]
Percent of Net Asset Value	6.90%
Fidelity Enhanced High Yield ETF | United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	2.80%
Fidelity Enhanced High Yield ETF | Australia
Holdings [Line Items]
Percent of Net Asset Value	2.10%
Fidelity Enhanced High Yield ETF | Guatemala
Holdings [Line Items]
Percent of Net Asset Value	1.20%
Fidelity Enhanced High Yield ETF | Italy
Holdings [Line Items]
Percent of Net Asset Value	1.20%
Fidelity Enhanced High Yield ETF | Cameroon
Holdings [Line Items]
Percent of Net Asset Value	1.10%
Fidelity Enhanced High Yield ETF | Denmark
Holdings [Line Items]
Percent of Net Asset Value	1.00%
Fidelity Enhanced High Yield ETF | Indonesia
Holdings [Line Items]
Percent of Net Asset Value	0.90%
Fidelity Enhanced High Yield ETF | OtherMember
Holdings [Line Items]
Percent of Net Asset Value	5.20%
Fidelity Enhanced High Yield ETF | AAPreferredSecuritiesMember
Holdings [Line Items]
Percent of Net Asset Value	1.00%
Fidelity Enhanced High Yield ETF | AACorporateBondsMember
Holdings [Line Items]
Percent of Net Asset Value	97.20%
Fidelity Enhanced High Yield ETF | AAShortTermInvestmentsandNetOtherAssetsLiabilitiesMember
Holdings [Line Items]
Percent of Net Asset Value	1.80%
FIDELITY CLO ETF | TH0Member
Holdings [Line Items]
Percent of Net Asset Value	4.00%
FIDELITY CLO ETF | TH1Member
Holdings [Line Items]
Percent of Net Asset Value	3.00%
FIDELITY CLO ETF | TH2Member
Holdings [Line Items]
Percent of Net Asset Value	2.50%
FIDELITY CLO ETF | TH3Member
Holdings [Line Items]
Percent of Net Asset Value	2.50%
FIDELITY CLO ETF | TH4Member
Holdings [Line Items]
Percent of Net Asset Value	2.50%
FIDELITY CLO ETF | TH5Member
Holdings [Line Items]
Percent of Net Asset Value	2.50%
FIDELITY CLO ETF | TH6Member
Holdings [Line Items]
Percent of Net Asset Value	2.50%
FIDELITY CLO ETF | TH7Member
Holdings [Line Items]
Percent of Net Asset Value	2.20%
FIDELITY CLO ETF | TH8Member
Holdings [Line Items]
Percent of Net Asset Value	2.00%
FIDELITY CLO ETF | TH9Member
Holdings [Line Items]
Percent of Net Asset Value	2.00%
FIDELITY CLO ETF | QDAMember
Holdings [Line Items]
Percent of Net Asset Value	4.00%
FIDELITY CLO ETF | QDBBBMember
Holdings [Line Items]
Percent of Net Asset Value	4.00%
FIDELITY CLO ETF | QDBBMember
Holdings [Line Items]
Percent of Net Asset Value	3.00%
FIDELITY CLO ETF | QDEquitiesMember
Holdings [Line Items]
Percent of Net Asset Value	2.20%
FIDELITY CLO ETF | QDShortTermInvestmentsandNetOtherAssetsLiabilitiesMember
Holdings [Line Items]
Percent of Net Asset Value	53.60%
FIDELITY CLO ETF | QDNotRatedMember
Holdings [Line Items]
Percent of Net Asset Value	24.40%
FIDELITY CLO ETF | QDAAAMember
Holdings [Line Items]
Percent of Net Asset Value	5.80%
FIDELITY CLO ETF | QDAAMember
Holdings [Line Items]
Percent of Net Asset Value	3.00%
FIDELITY CLO ETF | United States
Holdings [Line Items]
Percent of Net Asset Value	59.80%
FIDELITY CLO ETF | Bermuda
Holdings [Line Items]
Percent of Net Asset Value	2.00%
FIDELITY CLO ETF | GrandCaymanUKOverseasTerMember
Holdings [Line Items]
Percent of Net Asset Value	31.70%
FIDELITY CLO ETF | BailiwickOfJerseyMember
Holdings [Line Items]
Percent of Net Asset Value	6.50%
FIDELITY CLO ETF | AAShortTermInvestmentsandNetOtherAssetsLiabilitiesMember
Holdings [Line Items]
Percent of Net Asset Value	53.60%
FIDELITY CLO ETF | AAAssetBackedSecuritiesMember
Holdings [Line Items]
Percent of Net Asset Value	40.20%
FIDELITY CLO ETF | AACMOsandOtherMortgageRelatedSecuritiesMember
Holdings [Line Items]
Percent of Net Asset Value	4.00%
FIDELITY CLO ETF | AAFixedIncomeFundsMember
Holdings [Line Items]
Percent of Net Asset Value	2.20%
Fidelity Sustainable High Yield ETF | TH0Member
Holdings [Line Items]
Percent of Net Asset Value	2.40%
Fidelity Sustainable High Yield ETF | TH1Member
Holdings [Line Items]
Percent of Net Asset Value	2.40%
Fidelity Sustainable High Yield ETF | TH2Member
Holdings [Line Items]
Percent of Net Asset Value	2.30%
Fidelity Sustainable High Yield ETF | TH3Member
Holdings [Line Items]
Percent of Net Asset Value	2.30%
Fidelity Sustainable High Yield ETF | TH4Member
Holdings [Line Items]
Percent of Net Asset Value	2.20%
Fidelity Sustainable High Yield ETF | TH5Member
Holdings [Line Items]
Percent of Net Asset Value	2.10%
Fidelity Sustainable High Yield ETF | TH6Member
Holdings [Line Items]
Percent of Net Asset Value	1.90%
Fidelity Sustainable High Yield ETF | TH7Member
Holdings [Line Items]
Percent of Net Asset Value	1.70%
Fidelity Sustainable High Yield ETF | TH8Member
Holdings [Line Items]
Percent of Net Asset Value	1.70%
Fidelity Sustainable High Yield ETF | TH9Member
Holdings [Line Items]
Percent of Net Asset Value	1.60%
Fidelity Sustainable High Yield ETF | QDBBBMember
Holdings [Line Items]
Percent of Net Asset Value	2.20%
Fidelity Sustainable High Yield ETF | QDBBMember
Holdings [Line Items]
Percent of Net Asset Value	48.80%
Fidelity Sustainable High Yield ETF | QDBMember
Holdings [Line Items]
Percent of Net Asset Value	27.80%
Fidelity Sustainable High Yield ETF | QDCCCCCCMember
Holdings [Line Items]
Percent of Net Asset Value	14.90%
Fidelity Sustainable High Yield ETF | QDEquitiesMember
Holdings [Line Items]
Percent of Net Asset Value	1.00%
Fidelity Sustainable High Yield ETF | QDShortTermInvestmentsandNetOtherAssetsLiabilitiesMember
Holdings [Line Items]
Percent of Net Asset Value	2.10%
Fidelity Sustainable High Yield ETF | QDNotRatedMember
Holdings [Line Items]
Percent of Net Asset Value	2.90%
Fidelity Sustainable High Yield ETF | QDUSGovernmentandUSGovernmentAgencyObligationsMember
Holdings [Line Items]
Percent of Net Asset Value	0.20%
Fidelity Sustainable High Yield ETF | QDDMember
Holdings [Line Items]
Percent of Net Asset Value	0.10%
Fidelity Sustainable High Yield ETF | United States
Holdings [Line Items]
Percent of Net Asset Value	93.00%
Fidelity Sustainable High Yield ETF | Canada
Holdings [Line Items]
Percent of Net Asset Value	1.90%
Fidelity Sustainable High Yield ETF | France
Holdings [Line Items]
Percent of Net Asset Value	0.90%
Fidelity Sustainable High Yield ETF | OtherMember
Holdings [Line Items]
Percent of Net Asset Value	1.20%
Fidelity Sustainable High Yield ETF | Switzerland
Holdings [Line Items]
Percent of Net Asset Value	0.90%
Fidelity Sustainable High Yield ETF | Luxembourg
Holdings [Line Items]
Percent of Net Asset Value	0.60%
Fidelity Sustainable High Yield ETF | Brazil
Holdings [Line Items]
Percent of Net Asset Value	0.60%
Fidelity Sustainable High Yield ETF | Ghana
Holdings [Line Items]
Percent of Net Asset Value	0.30%
Fidelity Sustainable High Yield ETF | South Africa
Holdings [Line Items]
Percent of Net Asset Value	0.30%
Fidelity Sustainable High Yield ETF | Colombia
Holdings [Line Items]
Percent of Net Asset Value	0.30%
Fidelity Sustainable High Yield ETF | AAPreferredSecuritiesMember
Holdings [Line Items]
Percent of Net Asset Value	0.50%
Fidelity Sustainable High Yield ETF | AAPreferredStocksMember
Holdings [Line Items]
Percent of Net Asset Value	0.50%
Fidelity Sustainable High Yield ETF | AACorporateBondsMember
Holdings [Line Items]
Percent of Net Asset Value	89.90%
Fidelity Sustainable High Yield ETF | AAShortTermInvestmentsandNetOtherAssetsLiabilitiesMember
Holdings [Line Items]
Percent of Net Asset Value	2.10%
Fidelity Sustainable High Yield ETF | AABankLoanObligationsMember
Holdings [Line Items]
Percent of Net Asset Value	6.30%
Fidelity Sustainable High Yield ETF | AACommonStocksMember
Holdings [Line Items]
Percent of Net Asset Value	0.50%
Fidelity Sustainable High Yield ETF | AAUSTreasuryObligationsMember
Holdings [Line Items]
Percent of Net Asset Value	0.20%